Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
34.	Subsequent Events

On February 1, 2022, the Group completed the acquisition of Violet Grey Inc., a luxury beauty online retailer, for consideration of approximately $44.4 million, subject to customary completion accounts price adjustments, comprised of $43.5 million in cash and $0.9 million in Farfetch shares based on the Farfetch share price at the acquisition date. The share consideration includes service conditions in respect of certain members of the Violet Grey Inc. management team remaining with the Group after the acquisition.

On February 22, 2022, New Guards Group entered into a commercial agreement with Authentic Brands  Group LLC for the distribution rights of Reebok footwear and apparel ranges within certain countries in the European region. As part of the arrangement, the Group is committed to minimum royalty payments of approximately $374 million (€329.9 million) over the 11 year life of the agreement.